Investments - Debt Securities Maturities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Cost or Amortized Cost
Due in one year or less	$ 4,862
Due after one year through five years	91,046
Due after five years through ten years	557,661
Due after ten years	96,633
Mortgage-backed securities	401,329
Fixed maturities, including securities pledged	1,151,531
Fair Value
Due in one year or less	4,881
Due after one year through five years	96,702
Due after five years through ten years	577,436
Due after ten years	96,248
Mortgage-backed securities	400,877
Fixed maturities, including securities pledged	$ 1,176,144